ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Principal Subsidiaries Variable Interest Entities, and Subsidiaries

The Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Percentage of equity
	Place of	Issued	Date of	interest
	establishment	ordinary/registered	establishment/	attributable to
Name	and operations	share capital	acquisition	the Company		Principal activities
				Direct (%)	Indirect (%)
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	HK$2 million	February 1, 2012	100	—	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”) *	Mainland China	RMB910,000	April 9, 2012	—	100	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”) *	Mainland China	RMB1,390,000	December 15, 2015	—	100	Research and development
Camelot Technology Co., Ltd. (“Camelot Technology”) **	Mainland China	RMB250,000	September 3, 2021	—	92.23	Enterprise digital solutions and related services
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd. **	Mainland China	RMB2,844,252	August 4, 2022	—	100	Cloud services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”) **	Mainland China	RMB11,080	November 9, 2012	Nil	—	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”) **	Mainland China	RMB10,000	April 13, 2018	Nil	—	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”) **	Mainland China	RMB200,000	November 9, 2012	—	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”) **	Mainland China	RMB10,000	December 17, 2015	—	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd. **	Mainland China	RMB15,000	March 31, 2016	—	Nil	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd. **	Mainland China	RMB100,000	December 26, 2017	—	Nil	Cloud services
Kingsoft Cloud (Tianjin) Technology Development Co., Ltd. **	Mainland China	RMB100,000	May 30, 2019	—	Nil	Cloud services
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.**	Mainland China	RMB20,000	March 9, 2021	—	Nil	Cloud services
*	These companies are registered as wholly foreign-owned enterprises and limited liability enterprises under the law of mainland China.
**	These companies are registered as limited liability enterprises under the law of mainland China.

Schedule of Assets Liabilities Results of Variable Interest Entities

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,231,226	900,262	126,799
Restricted cash	107,840	89,981	12,674
Accounts receivable, net of allowance for credit losses of RMB32,413 and RMB20,606 (US$2,902) as of December 31, 2022 and 2023, respectively	2,032,260	1,127,936	158,866
Prepayments and other assets	927,040	1,067,695	150,382
Amounts due from related parties	216,346	182,484	25,702
Amounts due from subsidiaries of the Group	2,538,670	1,292,182	182,000
Total current assets	7,053,382	4,660,540	656,423
Non-current assets:
Property and equipment, net	1,978,937	2,053,109	289,174
Intangible assets, net	83,393	61,604	8,677
Prepayments and other assets	20,257	870,630	122,626
Goodwill	48,814	48,815	6,875
Equity investments	179,697	166,114	23,397
Amounts due from related parties	4,712	56,036	7,893
Operating lease right-of-use assets	147,719	125,804	17,719
Total non-current assets	2,463,529	3,382,112	476,361
Total assets	9,516,911	8,042,652	1,132,784
Current liabilities:
Accounts payable	2,113,674	1,646,804	231,947
Accrued expenses and other liabilities	644,858	1,003,831	141,387
Short-term bank loans	885,500	1,110,896	156,466
Amounts due to related parties	388,308	902,154	127,066
Current operating lease liabilities	87,142	63,830	8,990
Amounts due to subsidiaries of the Group	3,854,844	4,157,542	585,578
Total current liabilities	7,974,326	8,885,057	1,251,434
Non-current liabilities:
Long-term bank loan	—	100,000	14,085
Other liabilities	284,971	415,367	58,503
Non-current operating lease liabilities	90,138	64,466	9,080
Amounts due to related parties	413,464	40,069	5,644
Amounts due to subsidiaries of the Group	7,206,545	7,023,253	989,204
Total non-current liabilities	7,995,118	7,643,155	1,076,516
Total liabilities	15,969,444	16,528,212	2,327,950

Schedule of Operations and Cash Flows Results of Variable Interest Entities

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenues	7,972,143	5,571,837	4,599,721	647,857
Net loss	(1,556,904)	(2,211,057)	(2,110,022)	(297,190)
Net cash used in operating activities	(958,748)	(144,977)	(286,575)	(40,363)
Net cash used in investing activities	(843,586)	(1,167,374)	(1,833,636)	(258,262)
Net cash generated from financing activities	2,612,563	567,592	1,809,799	254,905